Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information:
Entity Registrant Name	SYMBID CORP.
Document Type	S-1
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Entity Central Index Key	0001532595
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No